Auditor's Fee (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditors' Fee
Total audit fee	kr 16,739	kr 10,613	kr 10,979
EY
Auditors' Fee
Audit services	13,369	6,235	4,449
Other audit activities	3,370	2,105	3,774
Tax advice		73
Total audit fee	kr 16,739	8,413	8,223
KPMG
Auditors' Fee
Audit services		472	102
Other audit activities		1,178	2,552
Total audit fee		1,650	2,654
Other auditors
Auditors' Fee
Audit services		471	102
Other audit activities		79
Total audit fee		kr 550	kr 102